Unaudited Condensed Consolidated Statements of Operations - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
General and administrative expenses		$ 5,327,000	$ 2,012,000	$ 8,932,000	$ 5,221,000		$ 11,937,000	$ 7,414,000
Loss from operations		(13,238,000)	(11,597,000)	(24,028,000)	(27,778,000)		(47,177,000)	(17,876,000)
Change in fair value of warrant liability and derivative, net			26,462,000		32,915,000		66,891,000	13,000
Net (loss) income		(18,115,000)	10,555,000	(33,545,000)	(1,339,000)		$ 4,345,000	$ (41,650,000)
Weighted average shares outstanding of common stock, basic and diluted (in Shares)							870,263	870,263
Basic and diluted net (loss) income per share, common stock (in Dollars per share)							$ (11.88)	$ (63.48)
Net product revenue		2,779,000	822,000	5,109,000	1,719,000		$ 6,369,000
Cost of product sales		554,000	103,000	921,000	8,071,000		8,687,000
Gross profit (loss)		2,225,000	719,000	4,188,000	(6,352,000)		(2,318,000)
Other income (expense), net:
Sales and marketing		9,530,000	9,875,000	17,467,000	14,824,000		29,515,000	7,374,000
Research and development		606,000	429,000	1,817,000	1,381,000		3,407,000	3,088,000
Total operating expenses		15,463,000	12,316,000	28,216,000	21,426,000
Other (expense) income, net:
Interest income			9,000		23,000		25,000	79,000
Interest expense		(4,877,000)	(4,319,000)	(9,517,000)	(6,499,000)		(15,394,000)	(23,866,000)
Total other income (expense), net		(4,877,000)	22,152,000	(9,517,000)	26,439,000		51,522,000	(23,774,000)
Net (loss) income before income taxes		(18,115,000)	10,555,000	(33,545,000)	(1,339,000)		4,345,000	(41,650,000)
Provision for income taxes
Net (loss) income attributable to common stockholders, basic (Note 13)		(21,913,000)	200,000	(41,282,000)	(8,680,000)
Net loss attributable to common stockholders, diluted (Note 13)		$ (21,913,000)	$ (24,221,000)	$ (41,282,000)	$ (8,680,000)
Net (loss) income per common share attributable to common stockholders, basic (Note 13) (in Dollars per share)		$ (6.26)	$ 0.23	$ (17.12)	$ (9.97)
Net loss per common share attributable to common stockholders, diluted (Note 13) (in Dollars per share)		$ (6.26)	$ (1.39)	$ (17.12)	$ (9.97)
Weighted-average common shares used in net (loss) income per share attributable to common stockholders, basic (Note 13) (in Shares)		3,500,848	870,263	2,410,827	870,263
Weighted-average common shares used in net loss per share attributable to common stockholders, diluted (Note 13) (in Shares)		3,500,848	17,417,776	2,410,827	870,263
Accretion of preferred stock							(14,682,000)	(13,594,000)
Net loss attributable to common stockholders – basic and diluted							$ (10,337,000)	$ (55,244,000)
Blue Water Acquisition Corp [Member]
General and administrative expenses	$ 761	$ 807,093		$ 1,225,127		$ 2,978,263
Franchise and other taxes		87,545		175,090		172,200
Loss from operations	(761)	(894,638)		(1,400,217)		(3,150,463)
Change in fair value of warrant liability and derivative, net		(1,704,140)		9,446,740		(921,830)
Gain on marketable securities (net), and dividends held in Trust Account		1,463		2,909		48
Issuance costs – warrant liabilities						(645,776)
Net (loss) income	$ (761)	$ (2,597,315)		$ 8,049,432		$ (4,718,021)
Weighted average shares outstanding of common stock subject to redemption, basic and diluted (in Shares)		4,508,659		3,995,410		3,556,309
Basic and diluted net income per share, common stock subject to redemption (in Dollars per share)
Weighted average shares outstanding of common stock, basic and diluted (in Shares)	1,250,000	4,456,306		4,114,324		1,447,732
Basic and diluted net (loss) income per share, common stock (in Dollars per share)		$ (0.58)		$ 1.96		$ (3.26)